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                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

    Effective March 12, 2003, sales of new contracts for Vision ceased in the state of New York.

                          SUPPLEMENT DATED JUNE 5, 2003

NYVision Supp 6-2003